Common Units (Details)	12 Months Ended
	Dec. 31, 2020 shares	Dec. 31, 2018	Dec. 31, 2021 shares	Jun. 30, 2021 shares
Marketwise, LLC
Class of Stock [Line Items]
Common stock split ratio		1,000
Related party, minimum ownership percentage	50.00%
Purchase price multiplier, preceding period	3 years
Common Class A
Class of Stock [Line Items]
Common stock, authorized (in shares)	200,000,000			200,000,000
Common Class A | Marketwise, LLC
Class of Stock [Line Items]
Common stock, authorized (in shares)			10,000,000
Redeemable common units, percent	20.00%
Common Class B
Class of Stock [Line Items]
Common stock, authorized (in shares)	20,000,000			20,000,000
Common Class B | Marketwise, LLC
Class of Stock [Line Items]
Common stock, authorized (in shares)			10,000,000
Repurchase period, common units	25 months